Nov. 30, 2017
GOLDMAN SACHS TRUST

Goldman Sachs Single Sector Fixed Income Funds

Separate Account Institutional Shares of the
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs U.S. Mortgages Fund
(each, a “Fund” and, collectively, the “Funds”)

Supplement dated April 20, 2018 to the
Summary Prospectuses and Statutory Prospectus (“Prospectus”), each dated November 30, 2017, as supplemented to date

At a meeting held on April 11-12, 2018, the Board of Trustees of the Goldman Sachs Trust approved a change to the transfer agency fees for Separate Account Institutional Shares of the Funds.

Effective immediately, the Funds’ Prospectus are revised as follows:

The “Service Providers—Distributor and Transfer Agent” section of the Funds’ Prospectus is revised to reflect that Goldman Sachs & Co. LLC, as each Fund’s transfer agent, is entitled to receive a transfer agency fee equal, on an annualized basis, to 0.03% (previously, 0.04%) of average daily net assets with respect to the Separate Account Institutional Shares.

As a result, the change in the transfer agency fees may impact the total expenses you pay in connection with your investment in Separate Account Institutional Shares.